Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Pinnacle Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%	15.17%	5.29%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	10.04%	7.12%